Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

Our Chairman and Chief Executive Officer, Mr. Emanuele Lauro, is a member of the Lolli-Ghetti family, which in 2009 founded Scorpio Tankers Inc. (NYSE: “STNG”), or Scorpio Tankers, a large international shipping company engaged in seaborne transportation of refined petroleum products, of which Mr. Lauro is currently the Chairman and Chief Executive Officer. The Lolli-Ghetti family also owns and controls the Scorpio Group, which includes Scorpio Ship Management S.A.M., or SSM, which provides us with vessel technical management services, Scorpio Commercial Management S.A.M., or SCM, which provides us with vessel commercial management services, Scorpio Services Holding Limited, or SSH, which provides us and other related entities with administrative services and services related to the acquisition of vessels and Scorpio UK Limited, or SUK. Our Co-Founder, President and Director, Mr. Robert Bugbee is also the President and a Director of Scorpio Tankers, has a senior management position at the Scorpio Group, and was formerly the President and Chief Operating Officer of OMI Corporation, or OMI, which was a publicly traded shipping company. SSM and SCM also provide technical and commercial management services to Scorpio Tankers as well as unaffiliated vessel owners.

We entered into an Administrative Services Agreement with SSH, a party related to us, for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services. Under the terms of this agreement, we reimburse SSH for the reasonable direct or indirect expenses it incurs in providing us with the administrative services described above. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio Group. We will begin incurring costs to SSH as the vessels in our Newbuilding Program are delivered to us.

Pursuant to the Administrative Services Agreement, we will reimburse SSH for the reasonable direct or indirect expenses it incurs in providing us with the administrative services described above and a pro-rata portion of the salary incurred by SSH for an internal auditor. We will also pay SSH a fee for arranging vessel acquisitions, including newbuildings, equal to $250,000 per vessel, due upon delivery of the vessel, which is payable in our common shares. We have agreed to issue upon delivery of each vessel (i) 31,250 common shares to SSH as payment related to each of the first 17 vessels ordered under our Newbuilding Program; (ii) 25,811 common shares to SSH as payment related to each of the next nine ordered under our Newbuilding Program; (iii) 25,633 common shares to SSH as payment related to each of the next ten vessels ordered under our Newbuilding Program; (iv) 26,419 common shares to SSH as payment related to each for the next four Kamsarmax vessels ordered under our Newbuilding Program; and (v) 26,185 common shares to SSH as payment related to each of the next three Capesize vessels ordered under our Newbuilding Program; (vi) 26,197 common shares to SSH as payment related to each of the next two vessels ordered under our Newbuilding Program; (vii) 26,394 common shares to SSH as payment related to each of the next seven vessels ordered under our Newbuilding Program; (viii) 26,248 common shares to SSH as payment related to each of the next four vessels ordered under our Newbuilding Program; (ix) 26,111 common shares to SSH as payment related to each of the next four vessels ordered under our Newbuilding Program; (x) 26,050 common shares to SSH as payment related to each of the next three vessels ordered under our Newbuilding Program; (xi) 25,888 common shares to SSH as payment related to each of the next 11 vessels ordered under our Newbuilding Program; (xii) 25,497 common shares to SSH as payment related to each of the next five vessels ordered under our Newbuilding Program and (xiii) 27,640 common shares to SSH as payment related to the next vessel ordered under our in our Newbuilding Program. For all vessels added to our Newbuilding Program after the first 17 vessels, the number of common shares issuable to SSH as payment is based on the market value of our common shares based on the volume weighted average price of our common shares over the 30 trading day period immediately preceding the contract date of a definitive agreement to acquire any vessel. In addition, SSH has agreed with us not to own any drybulk carriers greater than 30,000 dwt for so long as the Administrative Services Agreement is in full force and effect. This agreement may be terminated by SSH three years after this initial public offering upon 12 months’ notice. Pursuant to the delivery of two vessels during the nine months ended September 30, 2014, we issued 52,394 shares of our common stock to SSH.

During July 2013, we issued and sold 1,250,000 common shares to SSH for $10,000 as part of a series of Norwegian private transactions exempt from registration under the Securities Act. These common shares were subject to a contractual lock-up until July 2014.

For the nine months September 30, 2014, SUK charged us $508 for allocated salaries of certain SUK employees relating to the services such employees performed for the Company, of which $171 was unpaid as of September 30, 2014.

Our vessels are commercially managed by Scorpio Commercial Management S.A.M. (“SCM”) and technically managed by SSM pursuant to a Master Agreement, which may be terminated by either party upon 24 months’ notice. SCM and SSM are companies affiliated with us. In addition, our Co-founder, Chairman and Chief Executive Officer, Emanuele Lauro, is a member of the Lolli-Ghetti family, which owns and controls SCM, our commercial manager, and SSM, our technical manager. We expect that additional vessels that we may acquire in the future will also be managed under the Master Agreement or on substantially similar terms.

SCM’s services include securing employment for our vessels in the spot market and on time charters. SCM also manages the Scorpio Group Pools (spot market-oriented vessel pools) which include Scorpio Ultramax Pool and the Scorpio Kamsarmax Pool and will manage the Scorpio Capesize Pool in which we expect our Newbuilding Program will be employed and in which our time chartered-in vessels are employed. During the nine months ended September 30, 2014, we earned $21,168 from chartering our chartered-in vessels to the Scorpio Kamsarmax Pool and $6,398 from chartering our chartered-in vessels to the Scorpio Ultramax Pool. As of September 30, 2014, we have balances due from charterers (primarily consisting of working capital, undistributed earnings and reimbursable costs) of $16,443 and $6,868 from the Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool, respectively. As of September 30, 2014 there were balances payable of $757 and $733 to the Scorpio Kamsarmax Pool and Scorpio Ultramax pool, respectively.

The Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool were significant customers for the nine months ended September 30, 2014, accounting 67.7% and 20.5% of our total vessel revenue, respectively.

For commercial management of any of our vessels that does not operate in one of these pools, we will pay SCM a daily fee of $300 per vessel, plus a 1.75% commission on the gross revenues per charter fixture. The Scorpio Ultramax Pool and the Scorpio Kamsarmax Pool participants, including us and third-party owners of similar vessels, pay SCM a pool management fee of $300 per vessel per day, plus a 1.75% commission on the gross revenues per charter fixture. During the nine months ended September 30, 2014, we incurred $117 of fees to SCM relating to periods in which our time chartered-in vessels were not operating in one of the pools.

SSM’s services include providing technical support, such as arranging the hiring of qualified officers and crew, supervising the maintenance and performance of vessels, purchasing supplies, spare parts and new equipment, arranging and supervising drydocking and repairs, and monitoring regulatory and classification society compliance and customer standards. We will pay SSM an annual fee of $200,000 per vessel to provide technical management services for each of our vessels upon delivery. For the nine months September 30, 2014, we incurred cost to SSM for technical support of $22 of which $40 is unpaid at September 30, 2014. In addition, representatives of SSM, including certain subcontractors, provide us with construction supervisory services while our vessels are being constructed in shipyards. For these services, we will compensate SSM for its direct expenses, which can vary between $200,000 and $500,000 per vessel. In connection with supervision of 67 of the vessels in our Newbuilding Program, as of September 30, 2014, we incurred a cost to SSM of $29,000 per vessel. Of this aggregate cost of $1,943, $1,166 is unpaid as of September 30, 2014.

For the nine months September 30, 2014, SSM charged us $37 for certain administrative costs, of which $10 was unpaid as of September 30, 2014.